UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Defined Opportunity Credit Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

ACAS CLO Ltd., Series 2012-1A, Class D, 5.12%, 9/20/23 (a)(b)	USD	250	$251,875
Atrium CDO Corp., Series 9A, Class D, 3.96%, 2/28/24 (a)(b)		250	239,532
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class D, 4.78%, 1/20/25 (a)(b)		250	250,125
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.28%, 4/20/23 (a)(b)		215	214,998
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D, 4.48%, 4/17/22 (a)(b)		350	350,070
Highbridge Loan Management Ltd., Series 2012-1A, Class C, 5.27%, 9/20/22 (a)(b)		350	351,750
ING Investment Management, Series 2012-2A, Class D, 4.83%, 10/15/22 (a)(b)		350	352,450
LCM XI LP, Series 11A, Class D2, 4.23%, 4/19/22 (a)(b)		375	375,000
Marea CLO Ltd., Series 2012-1A, Class D, 4.83%, 10/16/23 (a)(b)		400	399,200
OZLM Funding Ltd., Series 2013-3A, Class C, 4.15%, 1/22/25 (a)(b)		250	245,825
Race Point VI CLO Ltd., Series 2012-6A, Class D, 4.77%, 5/24/23 (a)(b)		250	250,925
Symphony CLO Ltd. (a)(b):
Series 2012-10A, Class D, 5.53%, 7/23/23		350	352,625
Series 2012-9A, Class D, 4.53%, 4/16/22		500	500,200
West CLO Ltd., Series 2012-1A, Class C, 5.03%, 10/30/23 (a)(b)		250	251,094

Total Asset-Backed Securities – 3.3%			4,385,669

Common Stocks (c)		Shares

Hotels, Restaurants & Leisure — 0.4%
BLB Worldwide Holdings, Inc.		21,020	496,598

Software — 0.3%
HMH Holdings/EduMedia		13,505	357,200

Total Common Stocks – 0.7%			853,798

Corporate Bonds		Par (000)	Value

Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	USD	76	$80,643
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		155	162,750
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		51	58,576
US Airways 2012-2 Class C Pass Through Trust, 5.45%, 6/03/18 (d)		495	487,575

			789,544

Auto Components — 0.4%
Icahn Enterprises LP, 8.00%, 1/15/18		340	360,400
Schaeffler Finance BV, 4.75%, 5/15/21 (a)		200	196,500

			556,900

Building Products — 0.2%
Momentive Performance Materials, Inc., 8.88%, 10/15/20		260	280,150

Chemicals — 0.1%
INEOS Finance Plc, 8.38%, 2/15/19 (a)		110	122,650

Commercial Services & Supplies — 0.3%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		286	299,334
UR Merger Sub Corp., 5.75%, 7/15/18		80	85,400

			384,734

Communications Equipment — 0.7%
Avaya, Inc., 7.00%, 4/01/19 (a)		206	192,095
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		380	421,800
10.13%, 7/01/20		250	290,625

			904,520

Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		325	341,250

Diversified Financial Services — 1.3%
Ally Financial, Inc., 2.47%, 12/01/14 (b)		440	442,186
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		120	127,800
5.75%, 10/15/20		930	943,950
6.88%, 2/15/21		185	197,487

			1,711,423

Energy Equipment & Services — 0.4%
Dynegy, Inc., 5.88%, 6/01/23 (a)		210	206,850

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Energy Equipment & Services (concluded)
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)	USD	113	$120,345
Tervita Corp., 8.00%, 11/15/18 (a)		232	240,120

			567,315

Health Care Providers & Services — 0.9%
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		358	373,215
HCA, Inc., 6.50%, 2/15/20		375	422,812
Tenet Healthcare Corp.:
6.25%, 11/01/18		224	248,080
4.50%, 4/01/21 (a)		174	170,955

			1,215,062

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)		850	997,688

Household Durables — 0.1%
Beazer Homes USA, Inc., 6.63%, 4/15/18		180	195,075

Household Products — 0.1%
Spectrum Brands, Inc., 9.50%, 6/15/18		115	127,219

Independent Power Producers & Energy Traders — 1.4%
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20		1,405	1,599,944
10.00%, 12/01/20 (a)		230	260,762

			1,860,706

IT Services — 0.4%
First Data Corp. (a):
7.38%, 6/15/19		200	211,000
6.75%, 11/01/20		245	256,025

			467,025

Media — 0.9%
AMC Networks, Inc., 7.75%, 7/15/21		105	118,912
Clear Channel Communications, Inc., 9.00%, 12/15/19 (a)(d)		84	84,420
Clear Channel Worldwide Holdings, Inc. (a):
6.50%, 11/15/22		192	201,600
6.50%, 11/15/22		517	545,435
Lynx I Corp., 5.38%, 4/15/21 (a)		200	208,000

			1,158,367

Oil, Gas & Consumable Fuels — 0.5%
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		145	156,600

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Offshore Group Investment Ltd., 7.13%, 4/01/23 (a)	USD	90	$92,925
Pacific Drilling SA, 5.38%, 6/01/20 (a)(d)		205	202,950
Petrobras Global Finance BV, 3.00%, 1/15/19		170	165,812

			618,287

Real Estate Management & Development — 0.1%
Realogy Corp., 7.63%, 1/15/20 (a)		165	186,863

Wireless Telecommunication Services — 0.7%
Sprint Nextel Corp. (a):
9.00%, 11/15/18		290	351,625
7.00%, 3/01/20		550	618,750

			970,375

Total Corporate Bonds – 10.2%			13,455,153

Floating Rate Loan Interests (b)

Aerospace & Defense — 1.4%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		515	517,833
DynCorp International LLC, Term Loan B, 6.25%, 7/07/16		255	256,896
The SI Organization, Inc., Term Loan B, 5.50%, 11/22/16		413	410,644
Spirit Aerosystems, Inc., Term Loan B, 3.75%, 4/18/19		366	369,047
Transdigm, Inc., Term Loan C, 3.75%, 2/28/20		224	226,738

			1,781,158

Airlines — 1.4%
Delta Air Lines, Inc.:
Term Loan, 3.52%, 9/16/15		343	327,845
Term Loan B, 5.00%, 4/20/17		560	565,513
Northwest Airlines, Inc.:
2.30%, 3/10/17		119	110,243
2.30%, 3/10/17		119	110,243
1.68%, 9/10/18		101	89,243
1.68%, 9/10/18		100	88,431
1.68%, 9/10/18		99	87,422
US Airways Group, Inc., Term Loan B1, 4.50%, 5/23/19		460	459,540

			1,838,480

Auto Components — 4.3%
Affinia Group Intermediate Holdings Inc., Term Loan B2, 4.75%, 4/15/20		360	360,900
Autoparts Holdings Ltd., First Lien Term Loan, 6.50%, 7/28/17		627	617,510

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2013	2

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Auto Components (concluded)
Federal-Mogul Corp.:
Term Loan B, 2.13% - 2.14%, 12/29/14	USD	1,518	$1,485,123
Term Loan C, 2.13% - 2.14%, 12/28/15		1,238	1,209,742
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19		1,150	1,156,072
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		50	50,604
Transtar Holding Co., First Lien Term Loan, 5.50%, 10/09/18		493	497,450
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		341	342,605

			5,720,006

Biotechnology — 0.3%
Grifols, Inc., Term Loan B, 4.25%, 6/01/17		327	328,916

Building Products — 1.4%
Armstrong World Industries, Inc., Term Loan B, 3.50%, 3/16/20		260	260,325
CPG International, Inc., Term Loan, 5.75%, 9/18/19		816	821,342
Wilsonart International Holdings LLC, Term Loan B, 4.00%, 10/31/19		798	798,200

			1,879,867

Capital Markets — 2.0%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		523	529,537
HarbourVest Partners LLC, Term Loan B, 4.75%, 11/21/17		349	351,632
Knight Capital Group, Inc., Term Loan B, 5.25%, 11/10/17		435	430,650
Nuveen Investments, Inc.:
Incremental Term Loan, 4.19%, 5/13/17		1,143	1,146,248
Second Lien Term Loan, 6.50%, 2/28/19		147	147,368

			2,605,435

Chemicals — 4.4%
AI Chem & Cy S.C.A.:
Second Lien Term Loan, 8.25%, 4/03/20		125	128,125
Term Loan B1, 4.50%, 10/03/19		257	258,540
Term Loan B2, 4.50%, 10/03/19		133	134,310
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/25/17		528	530,784
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		652	657,690
Floating Rate Loan Interests (b)		Par (000)	Value

Chemicals (concluded)
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19	USD	482	$483,498
General Chemical Corp., Term Loan, 5.00% - 5.75%, 10/06/15		345	347,786
INEOS US Finance LLC:
3 year Term Loan, 2.19%, 5/04/15		89	89,207
6 Year Term Loan, 4.00%, 5/04/18		326	326,267
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		588	586,104
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.50%, 3/19/20		797	803,720
Univar, Inc., Term Loan B, 5.00%, 6/30/17		411	407,889
US Coatings Acquisition, Inc., Term Loan, 4.75%, 2/03/20		1,015	1,022,237

			5,776,157

Commercial Services & Supplies — 4.5%
ADS Waste Holdings, Inc., Term Loan B, 4.25%, 10/09/19		907	912,404
Altegrity, Inc.:
Term Loan, 5.00%, 2/21/15		190	188,220
Tranche D Term Loan, 7.75%, 2/20/15		249	251,469
ARAMARK Corp.:
Extended LC-3 Facility, 3.70%, 7/26/16		9	9,458
Extended Letter of Credit, 3.70%, 7/26/16		14	13,985
AWAS Finance Luxembourg SA, Term Loan, 3.50%, 7/16/18		304	307,369
AWAS Finance Luxembourg Sarl, Term Loan B, 3.50%, 6/10/16		319	320,850
Catalent Pharma Solutions Inc., Term Loan, 6.50%, 12/29/17		115	116,294
Garda World Security Corp., Term Loan B, 4.50%, 11/13/19		164	165,817
KAR Auction Services, Inc., Term Loan B, 3.75%, 5/19/17		597	605,298
Learning Care Group (US) No. 2 Inc, Term Loan B, 6.00%, 5/08/19		260	260,489
Livingston International Inc., First Lien Term Loan, 5.00%, 4/16/19		310	310,583
Livingston International, Inc., Second Lien Term Loan, 9.00%, 4/16/20		205	208,075
Progressive Waste Solutions Ltd., Term Loan B, 3.50%, 10/24/19		314	316,830

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Commercial Services & Supplies (concluded)
Protection One, Inc., Term Loan, 4.25%, 3/21/19	USD	559	$563,546
Spin Holdco Inc., Term Loan B, 4.25%, 11/14/19		720	723,600
West Corp., Term Loan B8, 4.25%, 6/29/18		690	695,030

			5,969,317

Communications Equipment — 3.5%
Alcatel-Lucent USA, Inc.:
Term Loan B, 6.25%, 8/01/16		440	444,462
Term Loan C, 7.25%, 1/30/19		858	866,248
Term Loan D, 7.50%, 1/30/19	EUR	244	321,216
Arris Group, Inc., Term Loan B, 3.50%, 4/17/20	USD	175	174,891
Avaya, Inc.:
Extended Term Loan B3, 4.77%, 10/26/17		581	521,048
Term Loan B5, 8.00%, 3/30/18		143	136,201
CommScope, Inc., Term Loan, 3.75%, 1/12/18		443	446,898
Riverbed Technology, Inc., Term Loan, 4.00%, 12/18/19		347	350,416
Zayo Group, LLC, Term Loan B, 4.50%, 7/02/19		1,299	1,299,362

			4,560,742

Construction & Engineering — 0.9%
BakerCorp International, Inc., Term Loan, 4.25%, 2/14/20		359	361,227
Centaur LLC:
First Lien Term Loan, 5.25%, 2/15/19		570	574,988
Second Lien Term Loan, 8.75%, 2/15/20		280	283,676

			1,219,891

Construction Materials — 1.5%
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		1,921	1,935,061

Consumer Finance — 0.7%
Moneygram International, Inc, Term Loan B, 4.25%, 3/20/20		315	315,788
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		575	576,924

			892,712

Containers & Packaging — 1.7%
Berlin Packaging LLC:
First Lien Term Loan, 4.75%, 4/02/19		100	101,042
Second Lien Term Loan, 8.75%, 4/02/20		135	137,025
Clondalkin Acquisition BV, Term Loan B, 5.75%, 5/29/20		235	235,000
Floating Rate Loan Interests (b)		Par (000)	Value

Containers & Packaging (concluded)
Pact Group Pty Ltd., Term Loan B, 3.75%, 5/29/20	USD	1,000	$1,010,000
Sealed Air Corp., Term Loan, 4.00%, 10/03/18		378	382,635
Tekni-Plex, Inc., Term Loan B, 5.50%, 8/25/19		395	393,025

			2,258,727

Distributors — 1.3%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		1,150	1,153,220
Crossmark Holdings, Inc., Term Loan, 4.50%, 12/20/19		234	234,412
VWR Funding, Inc., Extended Term Add on Loan, 4.19%, 4/03/17		279	281,627

			1,669,259

Diversified Consumer Services — 2.3%
Bright Horizons Family Solutions, Inc., Term Loan B, 4.00% - 5.25%, 1/30/20		643	647,730
Dundee Holdco 4 Limited, Term Loan, 5.50%, 4/09/20		210	211,313
Education Management LLC, Term Loan C3, 8.25%, 3/29/18		57	54,000
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		551	552,456
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		868	867,660
Weight Watchers International, Inc., Term Loan B2, 3.75%, 4/02/20		635	634,644

			2,967,803

Diversified Financial Services — 2.3%
ION Trading Technologies Ltd Inc:
First Lien Term Loan, 4.50%, 5/22/20		395	397,797
Second Lien Term Loan, 8.25%, 5/21/21		80	80,600
Reynolds Group Holdings Inc., Dollar Term Loan, 4.75%, 9/28/18		753	758,938
ROC Finance LLC, Term Loan, 5.00%, 5/15/19		250	251,750
Telesat LLC, Term Loan B, 3.50%, 3/28/19		739	743,243
WMG Acquisition Corp.:
Delayed Draw Term Loan 1, 4.25%, 7/01/20		338	335,714
Delayed Draw Term Loan 2, 3.75%, 7/01/20		52	52,012
Term Loan, 3.75%, 7/01/20		410	412,050

			3,032,104

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2013	4

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Diversified Telecommunication Services — 4.5%
Consolidated Communications, Inc., Term Loan B3, 5.25%, 12/31/18	USD	878	$885,261
Hawaiian Telcom Communications, Inc., Term Loan B, 7.00%, 2/28/17		525	527,916
Integra Telecom Inc.:
First Lien Term Loan, 6.00%, 2/22/19		465	469,650
Second Lien Term Loan, 9.75%, 2/21/20		245	251,605
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		667	672,483
2019 Term Loan B, 5.25%, 8/01/19		220	222,889
Term Loan, 4.75%, 8/01/19		1,735	1,747,475
Syniverse Holdings, Inc., Delayed Draw Term Loan, 4.00%, 4/23/19		460	461,582
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		737	735,361

			5,974,222

Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, Term Loan, 3.50%, 4/29/20		525	523,031

Energy Equipment & Services — 1.2%
API Heat Transfer, Inc., Term Loan, 5.25%, 4/30/19		375	375,000
Dynegy Holdings Inc., Term Loan B2, 4.00%, 4/23/20		260	260,595
MEG Energy Corp., Term Loan, 3.75%, 3/31/20		523	525,287
Tervita Corp., Term Loan, 6.25%, 5/15/18		234	236,408
Unifrax Corp., Term Loan, 4.25%, 11/28/18		219	220,685

			1,617,975

Food & Staples Retailing — 4.3%
Alliance Boots Holdings Ltd., Term Loan B1, 3.49%, 7/09/15	GBP	900	1,362,331
JC Penney Corp., Inc., First Lien Term Loan, 6.00%, 5/21/18	USD	1,260	1,276,544
Pilot Travel Centers LLC, Term Loan B2, 4.25%, 8/07/19		483	477,749
Rite Aid Corp.:
Second Lien Term Loan, 5.75%, 8/21/20		235	242,294
Term Loan 6, 4.00%, 2/21/20		225	226,172
Sprouts Farmers Markets Holdings, LLC, Term Loan, 4.50%, 4/23/20		345	345,000
Floating Rate Loan Interests (b)		Par (000)	Value

Food & Staples Retailing (concluded)
Supervalue, Inc., Term Loan B, 5.00%, 3/21/19	USD	520	$517,743
US Foods, Inc., Term Loan, 4.50%, 3/29/19		1,150	1,145,688

			5,593,521

Food Products — 2.6%
Advance Pierre Foods, Inc., Term Loan, 5.75%, 7/10/17		544	546,867
Del Monte Foods Co., Term Loan, 4.00%, 3/08/18		665	667,822
Dole Food Co., Inc., Term Loan, 3.75%, 4/01/20		690	691,601
Michael Foods Group, Inc., Term Loan, 4.25%, 2/23/18		170	172,191
Performance Food Group Co., Second Lien Term Loan, 6.25%, 11/29/19		675	675,169
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/20		700	700,000

			3,453,650

Health Care Equipment & Supplies — 5.1%
Arysta LifeScience Corp.:
First Lien Term Loan, 4.50%, 5/25/20		940	944,117
Second Lien Term Loan, 8.25%, 11/30/20		380	383,918
Bausch & Lomb, Inc., Term Loan B, 4.00%, 5/17/19		1,055	1,056,745
Biomet, Inc., Extended Term Loan B, 3.94% - 4.03%, 7/25/17		464	466,168
BSN Medical Acquisition Holding GmbH, Term Loan B1A, 5.00%, 8/28/19		385	388,369
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		351	352,117
DJO Finance LLC, Term Loan B3, 4.75%, 9/15/17		1,053	1,065,925
Hologic, Inc., Term Loan B, 4.50%, 8/01/19		950	955,254
IASIS Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		96	96,440
Immucor, Inc., Term Loan B2, 5.00%, 8/17/18		813	818,102
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		213	217,655

			6,744,810

Health Care Providers & Services — 4.9%
American Renal Holdings, Inc.:
First Lien Term Loan, 4.50%, 9/20/19		660	661,241
Second Lien Term Loan, 8.50%, 2/14/20		410	412,390

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Health Care Providers & Services (concluded)
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18	USD	264	$267,200
CHG Buyer Corp., First Lien Term Loan, 5.00%, 11/22/19		459	463,532
ConvaTec, Inc., Term Loan, 5.00%, 12/22/16		563	569,479
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16		1,003	1,011,699
Term Loan B2, 4.00%, 11/01/19		408	412,816
Emergency Medical Services Corp., Term Loan, 4.00%, 5/25/18		555	557,454
Genesis HealthCare Corp., Term Loan B, 10.00% - 10.75%, 9/25/17		287	295,413
HCA, Inc., Extended Term Loan B4, 2.95%, 5/01/18		235	235,750
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16		260	256,596
Incremental Term Loan B3, 7.75%, 5/15/18		219	216,476
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 6/29/18		425	426,330
US Renal Care, Inc., First Lien Term Loan, 6.25%, 7/02/19		511	516,888
Vanguard Health Holdings Co. II LLC, Term Loan B, 3.75%, 1/29/16		169	170,819

			6,474,083

Health Care Technology — 1.6%
IMS Health, Inc., Term Loan B1, 3.75%, 9/01/17		745	748,567
Kinetic Concepts, Inc., Term Loan C1, 5.50%, 5/04/18		919	930,033
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		270	271,388
Merge Healthcare Inc, Term Loan B, 6.00%, 4/23/19		185	185,925

			2,135,913

Hotels, Restaurants & Leisure — 6.7%
Alpha D2 Ltd., Extended Term Loan B2, 6.00%, 4/30/19		329	332,539
Boyd Gaming Corp., Incremental Term Loan, 6.00%, 12/17/15		370	374,571
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.44%, 1/26/18		125	111,591
Term Loan, 9.25%, 4/25/17		320	326,400
Golden Living, Term Loan, 5.00%, 5/04/18		365	351,324
Floating Rate Loan Interests (b)		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Harrah's Property Co., Mezzanine Term Loan, 3.69%, 2/13/14	USD	3,051	$2,783,764
Kasima LLC, Term Loan B, 3.25%, 5/14/21		550	551,034
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		543	544,342
OSI Restaurant Partners LLC, Term Loan, 3.50%, 10/25/19		240	239,827
Sabre, Inc., Term Loan B, 5.25%, 2/19/19		319	322,963
Six Flags Theme Parks, Inc., Term Loan B, 4.00% - 5.25%, 12/20/18		305	308,824
Station Casinos, Inc., Term Loan B, 5.00%, 3/01/20		1,200	1,211,100
Travelport LLC:
Extended Delayed Draw Term Loan, 4.96%, 8/21/15		134	132,985
Second Lien Term Loan 1, 9.50%, 1/29/16		200	207,778
Twin River Worldwide Holdings, Inc., Term Loan B, 5.25%, 11/09/18		570	576,787
Wendy's International, Inc., Term Loan B, 3.25%, 5/15/19		472	474,838

			8,850,667

Household Products — 1.4%
Anchor Hocking LLC, Term Loan, 7.50%, 5/06/20		95	95,950
Prestige Brands, Inc., Term Loan, 3.75%, 1/31/19		465	468,619
Spectrum Brands, Inc., Term Loan, 4.50% - 5.50%, 12/17/19		925	935,302
Waddington North America Inc.:
First Lien Term Loan, 4.75%, 5/15/20		275	275,687
Second Lien Term Loan, 8.50%, 11/16/20		95	95,475

			1,871,033

Independent Power Producers & Energy Traders — 1.9%
The AES Corp., Term Loan B, 3.75%, 6/01/18		766	773,382
Calpine Corp., Term Loan B1, 4.00%, 4/02/18		213	215,063
La Frontera Generation, LLC, Term Loan, 4.50%, 9/30/20		1,080	1,088,100
Star West Generation LLC, Term Loan B, 5.00%, 3/13/20		410	411,025

			2,487,570

Industrial Conglomerates — 0.8%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		1,053	1,062,656

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2013	6

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Insurance — 2.3%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19	USD	424	$426,057
Asurion LLC, Term Loan B1, 4.50%, 5/24/19		648	651,040
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16		369	371,078
Term Loan B2, 3.75%, 9/20/18		535	537,905
Cooper Gay Swett & Crawford Ltd, First Lien Term Loan, 5.00%, 4/06/20		420	424,725
Cooper Gay Swett & Crawford Ltd., Second Lien Term Loan, 8.25%, 10/05/20		200	203,500
Cunningham Lindsey US, Inc., First Lien Term Loan, 5.00%, 12/10/19		369	372,304

			2,986,609

Internet Software & Services — 0.4%
Web.com Group, Inc., Term Loan B, 4.50%, 10/27/17		512	518,364

IT Services — 4.9%
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		214	215,535
Ceridian Corp., Extended Term Loan, 5.95%, 5/09/17		954	960,622
First Data Corp.:
2018 Term Loan, 4.20%, 9/24/18		445	442,713
Extended 2018 Term Loan B, 4.20%, 3/23/18		2,250	2,239,208
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19		661	666,733
InfoGroup, Inc., Term Loan, 7.50%, 5/25/18		245	222,945
SunGard Data Systems, Inc.:
Term Loan D, 4.50%, 1/31/20		264	267,642
Term Loan E, 4.00%, 3/08/20		145	146,541
TransUnion LLC, Term Loan, 4.25%, 2/10/19		1,256	1,264,840

			6,426,779

Leisure Equipment & Products — 0.2%
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		207	207,144

Life Sciences Tools & Services — 0.2%
Patheon, Inc., Term Loan, 7.25%, 12/06/18		274	277,045

Machinery — 2.7%
Alliance Laundry Systems LLC:
Second Lien Term Loan, 9.50%, 12/10/19		131	133,527
Floating Rate Loan Interests (b)		Par (000)	Value

Machinery (concluded)
Alliance Laundry Systems LLC (concluded):
Term Loan, 4.50%, 12/07/18	USD	229	$230,410
Dematic SA, Term Loan, 5.25%, 12/27/19		569	572,839
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/29/20		785	784,670
Intelligrated, Inc., First Lien Term Loan, 4.50%, 7/30/18		398	400,488
Navistar International Corp., Term Loan B, 5.75%, 8/07/17		206	209,467
Rexnord LLC, Term Loan B, 3.75%, 4/02/18		196	198,497
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		648	648,511
Terex Corp., Term Loan B, 5.00%, 4/28/17	EUR	34	44,597
Wabash National Corp., Term Loan B, 4.50%, 5/02/19	USD	340	341,725

			3,564,731

Media — 14.0%
AMC Entertainment, Inc., Term Loan, 3.50%, 4/30/20		265	265,538
BBHI Acquisition LLC, Term Loan B, 5.25%, 12/14/17		455	455,461
Capsugel Holdings US, Inc., Term Loan B, 4.75%, 8/01/18		530	534,743
Catalina Marketing Corp., 2017 Term Loan B, 5.69%, 9/29/17		508	515,479
Cengage Learning Acquisitions, Inc.:
Non Extended Term Loan, 2.70%, 7/03/14		226	177,608
Tranche 1 Incremental, 7.50%, 7/03/14		366	287,850
Charter Communications Operating LLC, Term Loan E, 3.00%, 4/10/20		465	462,177
Clear Channel Communications, Inc.:
Term Loan B, 3.84%, 1/29/16		373	345,835
Term Loan C, 3.84%, 1/29/16		42	39,035
Term Loan D, 6.94%, 1/22/19		1,339	1,249,544
Cumulus Media, Inc., First Lien Term Loan, 4.50%, 9/17/18		581	586,010
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		358	360,328
Fender Musical Instrument Corp., Term Loan B, 5.75%, 4/03/19		70	69,854
Foxco Acquisition Sub LLC, Term Loan B, 5.50%, 7/14/17		692	700,461
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		329	330,356
Gray Television, Inc., Term Loan B, 4.75%, 10/15/19		392	397,019

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2013	7

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Media (concluded)
Houghton Mifflin Harcourt Publishing Co., DIP Term Loan B, 5.25%, 6/01/18	USD	431	$430,650
Hubbard Broadcasting, Term Loan B, 4.50%, 4/28/17		403	405,253
Intelsat Jackson Holdings SA, Term Loan B1, 4.25%, 4/02/18		1,605	1,614,851
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		875	876,928
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/01/19		212	211,788
Lavena Holding 4 GmbH:
Term Loan B, 2.62%, 3/06/15	EUR	460	592,020
Term Loan C, 3.00%, 3/04/16		460	595,013
Mediacom LLC, Term Loan E, 4.50%, 10/23/17	USD	486	488,579
NEP Supershooters LP:
Second Lien Term Loan, 9.50%, 8/18/20		131	135,591
Term Loan, 4.75%, 1/18/20		658	665,348
Nielsen Finance LLC, Term Loan E, 2.95%, 5/02/16		626	631,356
Rentpath, Inc., Term Loan B, 6.25%, 5/29/20		540	531,225
Salem Communications Corp., Term Loan B, 4.50%, 3/16/20		400	404,740
Sinclair Television Group Inc., Term Loan B, 3.00%, 4/09/20		375	376,808
Univision Communications, Inc., Converted Extended Term Loan, 4.50%, 3/02/20		715	712,689
UPC Financing Partnership, Term Loan AG, 3.86%, 3/26/21	EUR	281	365,756
Virgin Media Investment Holdings:
Term Loan B, 3.50%, 6/05/20	USD	935	933,195
Term Loan C, 4.50%, 6/05/20	GBP	650	995,481
WC Luxco Sarl, Term Loan B3, 4.25%, 3/15/18	USD	184	184,673
WideOpenWest Finance LLC, Term Loan B, 4.75%, 3/26/19		516	519,651

			18,448,893

Metals & Mining — 4.6%
Ameriforge Group, Inc.:
First Lien Term Loan, 6.00%, 12/19/19		374	378,428
Second Lien Term Loan, 8.75%, 12/18/20		185	188,700
Constellium Holdco BV, Term Loan B, 6.25%, 3/25/20		830	843,488
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		1,436	1,442,182
Murray Energy Corp., Term Loan B, 4.75%, 5/24/19		195	196,121
Floating Rate Loan Interests (b)		Par (000)	Value

Metals & Mining (concluded)
Novelis, Inc., Term Loan, 3.75%, 3/10/17	USD	1,151	$1,166,655
SunCoke Energy, Inc., Term Loan B, 4.00%, 7/26/18		137	136,844
Walter Energy, Inc., Term Loan B, 5.75%, 4/02/18		990	993,043
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		635	655,907

			6,001,368

Multiline Retail — 3.4%
99¢ Only Stores, Term Loan, 5.25%, 1/11/19		459	464,765
Apex Tool Group LLC, Term Loan B, 4.50%, 2/01/20		485	488,109
BJ's Wholesale Club, Inc.:
Replacement Term Loan, 4.25%, 9/26/19		413	414,088
Second Lien Term Loan, 9.75%, 3/26/20		285	291,983
HEMA Holding BV, Second Lien Term Loan, 5.12%, 1/05/17	EUR	1,800	2,185,139
The Neiman Marcus Group, Inc., Extended Term Loan, 4.00%, 5/16/18	USD	690	689,282

			4,533,366

Oil, Gas & Consumable Fuels — 6.5%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		985	1,009,064
Everest Acquisition LLC, Term Loan B3, 3.50%, 5/24/18		660	663,135
Gibson Energy ULC, Term Loan B, 4.75%, 6/15/18		737	745,156
GIM Channelview Cogeneration, LLC, Term Loan B, 4.25%, 5/04/20		455	456,137
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		404	406,252
Pacific Drilling S.A., Term Loan B, 4.50%, 5/30/18		555	557,253
Panda Temple Power LCC, Term Loan B, 7.25%, 4/03/19		360	367,650
Philadelphia Energy Solutions LLC, Term Loan B, 6.25%, 4/04/18		585	595,237
Power Team Services, LLC:
Delayed Draw Term Loan, 0.50%, 5/06/20		24	24,460
First Lien Term Loan, 4.25%, 5/06/20		196	195,679
Second Lien Term Loan, 8.25%, 11/06/20		105	104,475
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.50%, 3/27/20		440	442,200

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2013	8

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18	USD	295	$296,549
Teine Energy Ltd., Second Lien Term Loan, 7.50%, 5/09/19		385	385,962
Tesoro Corp., Term Loan B, 2.52%, 1/29/16		540	545,400
Total Safety US, Inc.:
First Lien Term Loan, 5.75%, 2/21/20		410	412,562
Second Lien Term Loan, 9.25%, 8/21/20		155	156,932
Vantage Drilling Co.:
Term Loan, 6.25%, 10/26/17		765	771,740
Term Loan B, 5.75%, 3/22/19		350	354,084

			8,489,927

Paper & Forest Products — 0.2%
NewPage Corp., Exit Term Loan, 7.75%, 12/21/18		315	321,300

Pharmaceuticals — 4.3%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,107	1,109,741
Par Pharmaceutical, Term Loan B, 4.25%, 9/30/19		1,073	1,074,546
Pharmaceutical Product Development, Inc., Term Loan B, 4.25%, 12/05/18		1,088	1,095,197
Quintiles Transnational Corp., Term Loan B, 4.50%, 6/08/18		577	582,483
RPI Finance Trust, Incremental Tranche 2, 4.00%, 11/09/18		88	88,699
Valeant Pharmaceuticals International, Inc.:
Term Loan C1, 3.50%, 12/11/19		613	616,818
Term Loan D1, 3.50%, 2/13/19		664	667,132
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/18		101	102,015
Term Loan B1, 4.25%, 3/15/18		233	234,353
Term Loan B2, 4.25%, 3/15/18		83	83,043

			5,654,027

Professional Services — 2.0%
Booz Allen Hamilton, Inc., Term Loan B, 4.50%, 7/31/19		642	646,056
Emdeon Business Services, LLC, Term Loan B2, 3.75%, 11/02/18		726	730,024
ON Assignment, Inc, Term Loan B, 3.50%, 4/30/20		260	261,378
Floating Rate Loan Interests (b)		Par (000)	Value

Professional Services (concluded)
Sirva Worldwide, Inc., Term Loan, 7.50%, 3/27/19	USD	430	$426,775
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/01/19		600	601,465

			2,665,698

Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Term Loan, 4.50%, 9/28/17		711	717,882

Real Estate Management & Development — 1.7%
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16		88	88,334
Extended Term Loan, 4.50%, 3/05/20		2,055	2,073,413
Letter of Credit, 6.20%, 10/10/13		21	20,836

			2,182,583

Road & Rail — 0.4%
Genesee & Wyoming, Inc., Term Loan A, 2.19%, 9/29/17		252	252,636
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18		229	231,071

			483,707

Semiconductors & Semiconductor Equipment — 0.9%
Freescale Semiconductor, Inc., Term Loan B4, 5.00%, 3/02/20		790	793,523
NXP BV, Term Loan C, 4.75%, 1/11/20		434	442,591

			1,236,114

Software — 4.0%
Blackboard, Inc., Term Loan B2, 6.25%, 10/04/18		115	117,350
CompuCom Systems, Inc., Term Loan B, 4.25%, 5/08/20		200	200,750
Evertec, Inc., Term Loan B, 3.50%, 4/15/20		245	244,326
GCA Services Group, Inc.:
Second Lien Term Loan, 9.25%, 10/22/20		220	223,300
Term Loan B, 5.25%, 11/01/19		439	441,728
Infor US, Inc., Term Loan B2, 5.25% - 6.25%, 4/05/18		1,082	1,091,910
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/30/20		345	360,525
RP Crown Parent LLC, First Lien Term Loan, 6.75%, 12/21/18		359	363,926
Sophia LP, Term Loan B, 4.50%, 7/19/18		628	632,519

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2013	9

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Software (concluded)
SS&C Technologies, Inc.:
Term Loan B-1, 5.00%, 6/07/19	USD	783	$786,938
Term Loan B-2, 5.00%, 6/07/19		81	81,407
StoneRiver Holdings, Inc.:
First Lien Term Loan, 4.75%, 11/20/19		455	455,191
Second Lien Term Loan, 8.75%, 11/20/20		225	225,000

			5,224,870

Specialty Retail — 6.9%
Academy Ltd., Term Loan, 4.50%, 8/03/18		790	796,801
Atlantic Aviation FBO, Inc., Term Loan B, 3.25%, 5/20/20		135	135,127
Bass Pro Group LLC, Term Loan, 4.00%, 11/20/19		608	610,135
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50%, 2/23/17		152	152,949
David's Bridal, Inc., Term Loan B, 5.00%, 10/11/19		853	857,671
Equinox Holdings, Inc, Repriced Term Loan B, 4.50%, 1/31/20		455	457,844
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		77	75,676
Harbor Freight Tools USA, Inc., Term Loan B, 6.50%, 11/14/17		457	462,636
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/16/18		283	284,654
Leslie's Poolmart, Inc., Term Loan B, 4.00% - 5.25%, 10/16/19		727	733,741
Michaels Stores, Inc., Term Loan, 3.75%, 1/28/20		670	672,841
Party City Holdings, Inc., Term Loan B, 4.25%, 7/29/19		1,202	1,201,875
PETCO Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		785	792,365
Reddy Ice Corp.:
First Lien Term Loan, 6.75%, 3/28/19		570	572,137
Secod Lien Term Loan, 10.75%, 11/01/19		270	270,000
SRAM LLC, Term Loan B, 4.00% - 5.25%, 4/10/20		193	193,332
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		398	396,221
Toys ‘R’ Us Delaware, Inc., Term Loan B3, 5.25%, 5/25/18		38	37,370
The Yankee Candle Co., Inc., Term Loan B, 5.25%, 4/02/19		388	388,387

			9,091,762

Floating Rate Loan Interests (b)		Par (000)	Value

Textiles, Apparel & Luxury Goods — 1.3%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18	USD	916	$920,329
PVH Corp., Term Loan B, 3.25%, 2/13/20		350	351,487
Wolverine Worldwide, Inc., Term Loan B, 4.00%, 7/31/19		495	499,252

			1,771,068

Thrifts & Mortgage Finance — 0.6%
Insight Global, Inc., First Lien Term Loan, 6.00%, 10/31/19		449	452,242
Ocwen Financial Corp., Term Loan, 5.00%, 2/15/18		375	379,376

			831,618

Trading Companies & Distributors — 0.4%
WESCO Distribution, Inc., Term Loan B, 4.50%, 12/12/19		509	511,686

Wireless Telecommunication Services — 2.2%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		489	491,219
Light Tower Fiber LLC, First Lien Term Loan, 4.50%, 4/13/20		610	614,959
Vodafone Americas Finance 2, Inc. (e):
PIK Term Loan, 6.88%, 8/11/15		1,314	1,330,548
Term Loan B, 6.25%, 7/11/16		413	422,812

			2,859,538

Total Floating Rate Loan Interests – 133.9%			176,230,845

Warrants (f)		Shares

HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		691	—

Total Long-Term Investments (Cost – $191,705,182) – 148.1%			194,925,465

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (g)(h)		5,559,196	5,559,196

Total Short-Term Securities (Cost – $5,559,196) – 4.2%			5,559,196

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2013	10

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost -- $197,264,378*) – 152.3%	$200,484,661
Liabilities in Excess of Other Assets – (52.3)%	(68,845,335)
Net Assets – 100.0%	$131,639,326

* As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$197,519,912
$3,786,997
Gross unrealized depreciation	(822,248)
Net unrealized appreciation	$2,964,749

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Corp.	$18,352	$2,007
Citigroup Inc.	$66,068	$7,223
Goldman Sachs Group, Inc.	$202,950	$(2,050)
Goldman Sachs Group, Inc.	$487,575	$(7,425)

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(f)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,326,441	3,232,755	5,559,196	$744

(h)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
USD	US Dollar

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2013	11

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

•	Foreign currency exchange contracts as of May 31, 2013 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	647,000	USD	984,174	Citigroup, Inc.	7/17/13	$(1,408)
GBP	720,000	USD	1,113,757	Goldman Sachs Group, Inc.	7/17/13	(20,107)
USD	97,970	CAD	100,000	Barclays Plc	7/17/13	1,615
USD	1,223,206	GBP	799,000	Barclays Plc	7/17/13	9,558
USD	965,333	GBP	642,000	Citigroup, Inc.	7/17/13	(9,839)
USD	1,098,245	GBP	720,000	Goldman Sachs Group, Inc.	7/17/13	4,594
USD	3,884,701	EUR	2,976,000	Barclays Plc	7/23/13	15,589
USD	130,628	EUR	100,000	Deutsche Bank AG	7/23/13	618
USD	73,707	EUR	56,000	Goldman Sachs Group, Inc.	7/23/13	901
Total	$1,521

•	Credit default swaps - sold protection outstanding as of May 31, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC--	USD	34	$1,797
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	USD	124	11,753
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC--	USD	49	241

Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC--	USD	49	241
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC--	USD	143	(1,068)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC--	USD	190	(5,284)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC--	USD	89	(5,777)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC--	USD	127	(7,339)

Total	$(5,436)

[1]	Using Standard & Poor's (“S&P”) rating of the underlying securities of the indexes.
[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.
[3]	Using S&P’s rating of the issuer.

•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2013	12

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust 's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	—	$4,385,669	$4,385,669
Common Stocks	—	$853,798	—	853,798
Corporate Bonds	—	13,455,153	—	13,455,153
Floating Rate Loan Interests	—	159,195,154	17,035,691	176,230,845
Short-Term Securities	$5,559,196	—	—	5,559,196
Total	$5,559,196	$173,504,105	$21,421,360	$200,484,661

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$ 14,032	—	$14,032
Foreign currency exchange contracts	—	32,875	—	32,875
Liabilities:
Credit contracts	—	(19,468)	—	(19,468)
Foreign currency exchange contracts	—	(31,354)	—	(31,354)
Total	—	$ (3,915)	—	$(3,915)

[1]	Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2013	13

Schedule of Investments (concluded)	BlackRock Defined Opportunity Credit Trust (BHL)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$34,893	—	—	$34,893
Liabilities:
Loans payable	—	$ (53,000,000)	—	(53,000,000)
Total	$34,893	$ (53,000,000)	—	$(52,965,107)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2013.

Certain of the Trust's investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of August 31, 2012	$3,427,772	$ 10,204,028	$13,631,800
Transfers into Level 3[1]	—	2,294,266	2,294,266
Transfers out of Level 3[2]	—	(3,270,541)	(3,270,541)
Accrued discounts/premiums	17,907	24,394	42,301
Net realized gain (loss)	69,457	121,657	191,114
Net change in unrealized appreciation/ depreciation[3]	330,278	176,203	506,481
Purchases	1,573,108	12,736,821	14,309,929
Sales	(1,032,853)	(5,251,137)	(6,283,990)
Closing Balance, as of May 31, 2013	$4,385,669	$ 17,035,691	$ 21,421,360

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of May 31, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $2,294,266 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Trust used significant unobservable inputs in determining the value of certain investments. As of May 31, 2013, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $3,270,541 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2013 was $528,857.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2013	14

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Defined Opportunity Credit Trust

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Defined Opportunity Credit Trust

Date: July 25, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Defined Opportunity Credit Trust

Date: July 25, 2013